Non-financial assets and liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Other non-financial assets	$ 11,510,998	$ 904,000
Other non-financial assets current	22,513,960	46,858,501
Tax Credits [Member]
IfrsStatementLineItems [Line Items]
Other non-financial assets	372,757	107,305
Other non-financial assets current	10,633,647	9,656,554
Income Tax Credits [Member]
IfrsStatementLineItems [Line Items]
Other non-financial assets	430,426	790,888
Prepayments To Vendors [Member]
IfrsStatementLineItems [Line Items]
Other non-financial assets	10,707,815	5,807
Other non-financial assets current	8,426,282	31,806,853
Prepayment Insurance [Member]
IfrsStatementLineItems [Line Items]
Other non-financial assets current	612,629	3,455,964
Others [Member]
IfrsStatementLineItems [Line Items]
Other non-financial assets current	$ 2,841,402	$ 1,939,130